AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.7%
Asset-Backed Securities — 23.7%
Automobiles — 3.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	$97,021
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	10	10,044
Series 2021-01, Class C
0.940%	12/15/26	200	187,362
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/20/24	7	7,273
Series 2019-02, Class A2, 144A
2.290%	02/20/25	24	24,282
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	83	81,334
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	99,651
Series 2021-A, Class C
0.830%	08/15/28	100	93,518
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	169	167,566
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	189,034
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	200	182,356
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	200	189,387
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	11	10,926
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	500	501,877
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	187,752
			2,029,383
Collateralized Loan Obligations — 19.8%
AIG CLO Ltd.,
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	04/20/32	750	743,876
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	07/20/32	750	745,478
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.368%(c)	01/28/31	1,000	$994,091
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	07/18/30	1,250	1,243,275
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.591%(c)	01/17/33	250	249,082
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.318%(c)	07/27/31	2,579	2,565,770
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.309%(c)	04/24/30	1,000	994,965
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34	500	494,603
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.271%(c)	04/15/31	2,500	2,487,004
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31	250	248,969
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.611%(c)	01/16/33	250	248,679
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32	250	248,438
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30	500	496,520
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.344%(c)	07/20/32	750	742,525
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.401%(c)	07/10/34	750	742,374
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
1.551%(c)	04/15/33	250	248,626
			13,494,275
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	100	$98,493
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	4	4,110
			102,603
Credit Cards — 0.6%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	100	100,270
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	200,350
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	99,659
			400,279
Student Loan — 0.1%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	87	85,600

Total Asset-Backed Securities (cost $16,121,264)			16,112,140
Commercial Mortgage-Backed Securities — 15.0%
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,228,038
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	53	53,022
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	212	213,324
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	404,550
Series 2013-LC06, Class ASB
2.478%	01/10/46	165	165,233
Series 2015-CR25, Class A3
3.505%	08/10/48	38	38,028
Series 2015-CR26, Class A3
3.359%	10/10/48	49	48,893
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	47,126
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	2	1,747
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.308%(cc)	07/25/26	78,800	$3,476,307
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	190	190,213
Series 2013-GC14, Class A5
4.243%	08/10/46	300	304,524
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	2,892,203
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	265	265,315
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	485,921
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	397,172

Total Commercial Mortgage-Backed Securities (cost $10,389,304)			10,211,616
Corporate Bonds — 18.8%
Aerospace & Defense — 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	475	440,200
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	530	543,029
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	14	12,806
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	85,818
Banks — 10.0%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	45	42,729
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	575	553,583
2.496%(ff)	02/13/31	210	192,694
3.194%(ff)	07/23/30	35	33,888
Sub. Notes, MTN
4.450%	03/03/26	15	15,519
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	1,000	1,006,029

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	90	$86,088
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	155	143,990
2.976%(ff)	11/05/30	180	171,194
Sub. Notes
4.450%	09/29/27	15	15,464
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	201,060
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	1,000	1,012,734
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	20	19,276
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	35	33,129
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	515	487,280
4.005%(ff)	04/23/29	55	56,156
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	500	496,366
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	199,784
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	280	261,938
Sub. Notes, MTN
3.950%	04/23/27	55	56,046
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	1,500	1,455,593
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	20,365
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	245	227,657
			6,788,562
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	25,336
Commercial Services — 0.1%
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	14,720
3.750%	06/01/23	25	25,244
			39,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.1%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	$67,446
Electric — 1.2%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	295	303,471
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25(a)	415	415,398
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	41,167
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	43,856
			803,892
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	90,145
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	28,633
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	80	82,520
Healthcare-Services — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	62,873
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	71,200
			134,073
Insurance — 0.4%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	04/05/29	220	219,800
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	50,920
			270,720
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	395	418,299

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	50	$50,630
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	345	345,687
3.500%	08/15/27	100	99,710
			914,326
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	9,567
Multi-National — 1.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	500	502,718
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	201,725
			704,443
Oil & Gas — 0.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	51,902
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	50,319
4.500%	04/15/23	25	25,348
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	55	58,331
			185,900
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	340	335,958
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	4,070
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	101,161
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	140	140,533
			581,722
Pipelines — 0.7%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	166,866
3.750%	05/15/30	280	275,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	$39,321
			482,081
Retail — 0.5%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	305	316,097
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	10	8,816
Telecommunications — 0.3%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	200	207,754

Total Corporate Bonds (cost $13,212,446)			12,823,850
Residential Mortgage-Backed Security — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	14	14,152
(cost $14,291)
Sovereign Bonds — 15.5%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	1,000	978,319
3.250%	07/20/23	200	202,542
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	1,000	978,813
3.250%	04/24/23	200	202,322
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	198,002
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	405	362,569
2.200%	07/26/22	150	150,552
3.300%	03/15/28	1,005	1,032,063
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	150	150,543
2.250%	06/02/26	150	147,453
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	1,500	1,472,583
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	300,259
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	1,500	1,503,633

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	$100,163
2.300%	06/15/26	150	147,474
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	250,698
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	523,254
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	1,500	1,454,233
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	200,252
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	200,558

Total Sovereign Bonds (cost $11,002,932)			10,556,285
U.S. Government Agency Obligations — 8.8%
Federal Home Loan Bank
3.250%	11/16/28(k)	2,000	2,091,704
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	2,000	1,944,449
Federal National Mortgage Assoc.
1.625%	01/07/25(k)	2,000	1,952,220

Total U.S. Government Agency Obligations (cost $6,352,687)			5,988,373
U.S. Treasury Obligations — 0.9%
U.S. Treasury Notes
2.375%	08/15/24(k)	20	19,956
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42(k)	75	42,718
1.463%(s)	11/15/42(k)	70	39,564
1.470%(s)	11/15/41(k)	70	40,857
2.165%(s)	08/15/39(k)	100	63,899
2.220%(s)	05/15/43	680	378,781
2.416%(s)	05/15/42	20	11,495

Total U.S. Treasury Obligations (cost $688,238)			597,270

Total Long-Term Investments (cost $57,781,162)			56,303,686

	Shares	Value
Short-Term Investments — 17.3%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	570,382	$5,207,584
PGIM Core Ultra Short Bond Fund(wc)	6,320,486	6,320,486
PGIM Institutional Money Market Fund (cost $276,836; includes $276,735 of cash collateral for securities on loan)(b)(wc)	277,249	276,999

Total Short-Term Investments (cost $11,812,076)		11,805,069

TOTAL INVESTMENTS—100.0% (cost $69,593,238)		68,108,755

Liabilities in excess of other assets(z) — (0.0)%		(20,712)

Net Assets — 100.0%		$68,088,043

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,605; cash collateral of $276,735 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
204	10 Year U.S. Treasury Notes	Jun. 2022	$25,066,500	$(282,206)
335	10 Year U.S. Ultra Treasury Notes	Jun. 2022	45,382,031	(1,373,935)
				(1,656,141)
Short Positions:
83	2 Year U.S. Treasury Notes	Jun. 2022	17,589,516	204,945
141	5 Year U.S. Treasury Notes	Jun. 2022	16,170,938	353,497
6	20 Year U.S. Treasury Bonds	Jun. 2022	900,375	27,226
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	177,125	(3,814)
				581,854
				$(1,074,287)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	5,000	$(71,139)	$(81,800)	$(10,661)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
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AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
617	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	$—	$32,206	$32,206

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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